Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
Avon Rubber PLC	3,590	$213,041
Meggitt PLC(a)	108,047	564,587
QinetiQ Group PLC	79,476	311,310
Senior PLC(a)	57,440	55,290
Ultra Electronics Holdings PLC	9,830	278,219

		1,422,447

Air Freight & Logistics — 0.8%
Royal Mail PLC	124,557	511,674

Airlines — 0.9%
easyJet PLC	25,285	271,877
JET2 PLC	16,082	300,369

		572,246

Auto Components — 0.2%
AB Dynamics PLC	1,999	45,369
TI Fluid Systems PLC(a)(b)	32,696	96,337

		141,706

Automobiles — 0.2%
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	126,219	122,169

Banks — 1.3%
Bank of Georgia Group PLC(a)	5,444	81,402
Close Brothers Group PLC	20,943	361,801
TBC Bank Group PLC(a)	5,725	91,565
Virgin Money UK PLC(a)(c)	179,107	302,483

		837,251

Beverages — 1.7%
AG Barr PLC(a)	13,954	93,053
Britvic PLC	36,932	404,063
C&C Group PLC	42,915	126,046
Fevertree Drinks PLC	14,481	446,782

		1,069,944

Biotechnology — 1.9%
Abcam PLC	28,424	545,305
Avacta Group PLC, NVS	23,474	38,233
Genus PLC	9,008	500,287
Oxford Biomedica PLC(a)	7,956	91,877
Silence Therapeutics PLC(a)	4,193	23,175

		1,198,877

Building Products — 0.3%
Polypipe Group PLC(a)	31,550	208,919

Capital Markets — 8.0%
AJ Bell PLC	39,736	224,399
Alpha FX Group PLC, NVS	3,609	59,505
Alternative Credit Investments	10,196	119,243
Ashmore Group PLC	59,185	333,285
Brewin Dolphin Holdings PLC	41,967	152,116
CMC Markets PLC(b)	15,984	82,690
Draper Esprit PLC(a)	13,198	115,235
IG Group Holdings PLC	51,248	551,454
IntegraFin Holdings PLC	41,269	265,839
Intermediate Capital Group PLC	40,197	877,959
Investec PLC	96,336	238,706
IP Group PLC(a)	139,675	160,367
Jupiter Fund Management PLC	61,234	198,326
Liontrust Asset Management PLC	4,233	74,597
Man Group PLC	204,673	321,614

Security	Shares	Value

Capital Markets (continued)
Ninety One PLC(a)	51,702	$146,056
Numis Corp. PLC	8,705	40,095
Quilter PLC(b)	253,462	472,215
Rathbone Brothers PLC	7,941	156,904
Sanne Group PLC	20,216	153,839
TP ICAP PLC	77,964	220,662

		4,965,106

Chemicals — 1.4%
Elementis PLC(a)	80,381	128,775
Essentra PLC(a)	41,752	170,010
Synthomer PLC	47,039	270,289
Victrex PLC	11,985	318,731

		887,805

Commercial Services & Supplies — 3.9%
Aggreko PLC	35,447	265,485
Babcock International Group PLC(a)	34,233	154,430
Biffa PLC(a)(b)	41,919	125,919
Calisen PLC(a)	22,501	57,842
Clipper Logistics PLC	9,149	57,835
G4S PLC(a)	214,736	633,570
HomeServe PLC	41,851	583,874
Mitie Group PLC	164,011	83,425
Restore PLC(a)	15,772	74,750
Serco Group PLC(a)	168,700	255,853
Smart Metering Systems PLC	14,837	127,564

		2,420,547

Communications Equipment — 0.5%
Spirent Communications PLC	84,663	292,181

Construction & Engineering — 1.3%
Balfour Beatty PLC(a)	95,458	325,484
John Laing Group PLC(b)	68,264	288,354
Keller Group PLC	9,981	84,348
Morgan Sindall Group PLC	5,442	102,151

		800,337

Construction Materials — 1.5%
Breedon Group PLC(a)	210,167	230,639
Forterra PLC(a)(b)	31,644	97,589
Ibstock PLC(a)(b)	56,682	147,412
Marshalls PLC(a)	27,687	261,702
Rhi Magnesita NV	3,999	173,940

		911,282

Consumer Finance — 0.3%
Funding Circle Holdings PLC(a)(b)	24,189	28,063
Provident Financial PLC(a)	34,922	129,238

		157,301

Containers & Packaging — 1.4%
DS Smith PLC(a)	189,983	842,074

Distributors — 0.7%
Inchcape PLC(a)	54,428	434,894

Diversified Financial Services — 0.9%
Burford Capital Ltd.	27,401	273,631
Plus500 Ltd.	13,175	273,337

		546,968

Diversified Telecommunication Services — 0.2%
TalkTalk Telecom Group PLC	95,132	116,020

1

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.6%
Ceres Power Holdings PLC(a)	11,862	$136,034
ITM Power PLC(a)	53,172	266,912

		402,946

Electronic Equipment, Instruments & Components — 1.7%
Renishaw PLC(a)	4,994	373,365
Spectris PLC	16,075	571,075
Strix Group PLC	27,835	87,329

		1,031,769

Energy Equipment & Services — 0.8%
Hunting PLC	19,296	45,314
John Wood Group PLC(a)	94,794	377,133
Petrofac Ltd.(a)(c)	35,905	73,460

		495,907

Entertainment — 0.6%
Cineworld Group PLC(c)	141,521	107,581
Frontier Developments PLC(a)	2,962	98,069
Team17 Group PLC(a)	13,647	147,942

		353,592

Equity Real Estate Investment Trusts (REITs) — 8.6%
Assura PLC	368,408	367,898
Big Yellow Group PLC	22,876	347,552
BMO Commercial Property Trust	110,630	106,637
Capital & Counties Properties PLC	100,119	180,045
Civitas Social Housing PLC	86,001	118,260
Custodian REIT PLC	55,419	64,221
Derwent London PLC	14,719	597,771
Empiric Student Property PLC	84,368	82,224
GCP Student Living PLC	62,659	122,635
Great Portland Estates PLC	31,621	271,277
Hammerson PLC	530,264	153,125
LondonMetric Property PLC	119,425	348,213
LXI REIT PLC	71,841	109,914
Picton Property Income Ltd. (The)	76,130	75,618
Primary Health Properties PLC	182,014	345,057
RDI REIT PLC	36,040	44,651
Regional REIT Ltd.(b)	57,561	58,557
Safestore Holdings PLC	29,124	299,197
Shaftesbury PLC	26,584	187,747
Tritax Big Box REIT PLC	236,240	521,658
UK Commercial Property REIT Ltd.	107,901	101,990
UNITE Group PLC (The)(a)	44,081	582,324
Warehouse REIT PLC	49,426	77,204
Workspace Group PLC	18,798	171,533

		5,335,308

Food Products — 1.8%
Bakkavor Group PLC(a)(b)	20,019	22,103
Cranswick PLC	7,260	333,614
Greencore Group PLC	72,818	113,839
Hotel Chocolat Group PLC(a)	6,119	31,043
Premier Foods PLC(a)	82,330	97,165
Tate & Lyle PLC	64,828	552,007

		1,149,771

Health Care Equipment & Supplies — 1.1%
Advanced Medical Solutions Group PLC	26,814	87,884
ConvaTec Group PLC(b)	207,648	573,292

		661,176

Health Care Providers & Services — 1.3%
CVS Group PLC(a)	9,290	179,838

Security	Shares	Value

Health Care Providers & Services (continued)
Mediclinic International PLC	56,392	$209,898
Spire Healthcare Group PLC(b)	38,997	69,868
UDG Healthcare PLC	34,745	366,915

		826,519

Health Care Technology — 0.3%
Craneware PLC	2,795	82,092
EMIS Group PLC	7,823	102,248

		184,340

Hotels, Restaurants & Leisure — 5.0%
888 Holdings PLC	51,032	184,974
Carnival PLC	21,727	385,063
Domino’s Pizza Group PLC	60,773	259,470
Gamesys Group PLC	10,535	156,119
Greggs PLC(a)	14,025	315,500
J D Wetherspoon PLC(a)	11,593	170,869
Marston’s PLC	87,628	71,187
Mitchells & Butlers PLC(a)	26,730	75,297
Patisserie Holdings PLC(a)(d)	6,053	0	(e)
Playtech PLC(a)	41,426	212,374
Restaurant Group PLC (The)(a)	81,634	69,914
SSP Group PLC	74,402	327,790
TUI AG	57,063	381,519
William Hill PLC	137,964	493,994

		3,104,070

Household Durables — 3.4%
Bellway PLC	17,071	645,203
Countryside Properties PLC(b)	72,607	414,296
Crest Nicholson Holdings PLC(a)	35,557	139,468
IG Design Group PLC	10,047	83,162
McCarthy & Stone PLC(a)(b)	74,425	116,252
Redrow PLC(a)	38,994	270,446
Victoria PLC(a)	12,124	95,174
Vistry Group PLC(a)	30,754	339,961

		2,103,962

Household Products — 0.1%
PZ Cussons PLC	30,041	91,242

Independent Power and Renewable Electricity Producers — 0.5%
ContourGlobal PLC(b)	27,629	73,034
Drax Group PLC	54,204	237,647

		310,681

Insurance — 2.7%
Beazley PLC	84,258	411,033
Hiscox Ltd.(a)	47,924	692,913
Just Group PLC(a)	143,674	107,415
Lancashire Holdings Ltd.	33,563	332,925
Sabre Insurance Group PLC(b)	34,599	119,867

		1,664,153

Interactive Media & Services — 1.6%
Rightmove PLC(a)	120,835	1,008,254

Internet & Direct Marketing Retail — 3.5%
AO World PLC(a)	39,737	184,882
ASOS PLC(a)	10,354	640,839
boohoo Group PLC(a)(c)	139,541	583,101
GoCo Group PLC	40,228	65,522
Moneysupermarket.com Group PLC	74,274	242,742
On the Beach Group PLC(b)	20,689	107,031

2

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Trainline PLC(a)(b)	63,199	$382,888

		2,207,005

IT Services — 2.6%
Capita PLC(a)	230,981	130,903
Computacenter PLC	10,268	304,872
Equiniti Group PLC(a)(b)	50,451	73,955
Finablr PLC(a)(b)(d)	61,710	824
iomart Group PLC(c)	12,860	58,288
Kainos Group PLC	10,972	178,122
Keywords Studios PLC	9,696	297,209
NCC Group PLC	38,622	101,165
Network International Holdings PLC(a)(b)	64,701	231,669
Softcat PLC	16,498	249,771

		1,626,778

Leisure Products — 0.9%
Games Workshop Group PLC	4,296	564,361

Life Sciences Tools & Services — 0.4%
Clinigen Group PLC	18,357	159,299
Ergomed PLC(a)	5,055	59,253

		218,552

Machinery — 4.0%
Bodycote PLC	26,497	252,222
IMI PLC	37,674	562,317
Judges Scientific PLC	692	54,507
Morgan Advanced Materials PLC	39,750	149,387
Rotork PLC	120,786	481,186
Vesuvius PLC	29,515	193,080
Weir Group PLC (The)(a)	35,930	803,469

		2,496,168

Media — 2.9%
Ascential PLC(a)	55,743	250,050
Daily Mail & General Trust PLC, Class A, NVS	21,845	199,191
Euromoney Institutional Investor PLC	15,125	205,965
Future PLC	13,565	305,696
ITV PLC(a)	501,394	629,758
S4 Capital PLC(a)	36,883	235,370

		1,826,030

Metals & Mining — 2.3%
Centamin PLC	159,981	241,775
Central Asia Metals PLC	21,630	62,663
Eurasia Mining PLC(a)	153,177	79,448
Ferrexpo PLC	40,402	114,458
Greatland Gold PLC(a)	503,090	185,375
Hill & Smith Holdings PLC	10,998	193,814
Hochschild Mining PLC(a)	35,423	100,542
KAZ Minerals PLC	32,692	279,680
Petropavlovsk PLC(a)	352,997	129,363
SolGold PLC(a)	114,715	52,990

		1,440,108

Multi-Utilities — 1.0%
Centrica PLC(a)	808,075	475,975
Telecom Plus PLC	8,825	168,480

		644,455

Multiline Retail — 2.0%
B&M European Value Retail SA	124,627	795,145
Marks & Spencer Group PLC(a)	270,343	453,859

		1,249,004

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.9%
Cairn Energy PLC(a)	81,592	$174,178
Diversified Gas & Oil PLC	92,842	135,352
Energean PLC(a)	13,480	129,143
Serica Energy PLC	24,074	36,318
Tullow Oil PLC(a)	197,819	73,604

		548,595

Pharmaceuticals — 1.6%
Alliance Pharma PLC	62,474	62,554
Dechra Pharmaceuticals PLC	14,948	671,730
Indivior PLC(a)	101,157	136,535
Vectura Group PLC(a)	83,263	124,500

		995,319

Professional Services — 1.5%
Hays PLC(a)	232,193	403,606
Pagegroup PLC(a)	45,726	253,098
RWS Holdings PLC	40,145	301,743

		958,447

Real Estate Management & Development — 2.5%
Grainger PLC	93,233	351,505
Helical PLC	15,105	73,404
IWG PLC(a)	104,393	449,886
Savills PLC(a)	19,799	243,180
Sirius Real Estate Ltd.	130,074	156,463
St. Modwen Properties PLC	27,699	134,236
Urban & Civic PLC	20,072	91,914
Watkin Jones PLC	28,193	67,224

		1,567,812

Road & Rail — 0.9%
Firstgroup PLC(a)	168,665	136,232
Go-Ahead Group PLC (The)(a)	6,065	65,343
National Express Group PLC(a)	76,489	226,086
Redde Northgate PLC	34,058	109,808
Stagecoach Group PLC	55,881	45,173

		582,642

Semiconductors & Semiconductor Equipment — 0.2%
IQE PLC(a)(c)	106,023	95,897

Software — 2.7%
Alfa Financial Software Holdings PLC(b)	13,137	23,151
Avast PLC(b)	92,222	625,454
Blue Prism Group PLC(a)(c)	11,025	210,333
First Derivatives PLC(a)(c)	3,073	119,796
GB Group PLC(a)	25,641	289,260
Ideagen PLC	25,205	71,338
Learning Technologies Group PLC(c)	71,422	131,300
Micro Focus International PLC(a)	46,326	218,136

		1,688,768

Specialty Retail — 2.3%
Dixons Carphone PLC	145,291	214,144
Dunelm Group PLC(a)	13,998	227,994
Frasers Group PLC(a)	28,948	163,013
Halfords Group PLC	27,557	97,493
Pets at Home Group PLC	69,199	387,459
WH Smith PLC	18,111	342,617

		1,432,720

Textiles, Apparel & Luxury Goods — 0.3%
Coats Group PLC(a)	200,129	174,737

3

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance — 0.8%
OSB Group PLC	62,977	$326,683
Paragon Banking Group PLC	35,386	190,669

		517,352

Trading Companies & Distributors — 4.5%
Diploma PLC	17,239	487,916
Electrocomponents PLC	61,895	668,913
Grafton Group PLC(a)	31,375	356,669
Howden Joinery Group PLC(a)	82,635	695,910
Travis Perkins PLC(a)	34,896	597,257

		2,806,665

Transportation Infrastructure — 0.6%
Signature Aviation PLC(a)	114,708	363,863

Water Utilities — 1.2%
Pennon Group PLC	58,325	736,464

Wireless Telecommunication Services — 0.2%
Airtel Africa PLC(b)	91,234	97,441

Total Common Stocks — 99.6% (Cost: $69,119,890)		62,022,621

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(f)(g)(h)	1,517,301	1,518,212

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(f)(g)	20,000	$20,000

		1,538,212

Total Short-Term Investments — 2.5% (Cost: $1,537,624)		1,538,212

Total Investments in Securities — 102.1% (Cost: $70,657,514)		63,560,833

Other Assets, Less Liabilities — (2.1)%		(1,294,469)

Net Assets — 100.0%		$62,266,364

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,170,176	$348,745	(a)	$—		$(474)	$(235)	$1,518,212	1,517,301	$25,901	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	—		0	(a)	—	—	20,000	20,000	4		—

						$(474)	$(235)	$1,538,212		$25,905		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 250 Index	5	12/18/20	$259	$13,312

4

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI United Kingdom Small-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$62,021,797	$—	$824	$62,022,621
Money Market Funds	1,538,212	—	—	1,538,212

	$63,560,009	$—	$824	$63,560,833

Derivative financial instruments(a)
Assets
Futures Contracts	$13,312	$—	$—	$13,312

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

5